Risk management and financial instruments (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest rate swap and cross currency interest rate swap agreements
The Company’s interest rate swap agreements as at December 31, 2014, were as follows:

Outstanding principal as at December 31, 2014		Receive rate	Pay rate	Expiry of contract
(In US$ millions)
431.3	(1), (2)	3 month LIBOR	1.10%	July 2, 2018
100.0	(2)	3 month LIBOR	1.36%	October 29, 2019
80.4	(1), (2)	3 month LIBOR	1.11%	June 19, 2020
78.4	(1), (2)	3 month LIBOR	1.93%	December 21, 2020
2,881.7	(1)	3 month LIBOR	2.45% to 2.52%	February 21, 2021

(1) The outstanding principal of these amortizing swaps falls with each capital repayment of the underlying loans.
(2) Related party interest rate swap agreements.

Carrying value and estimated fair value of financial instruments
The carrying value and estimated fair value of the Company’s financial assets and liabilities as of December 31, 2014 and December 31, 2013 are as follows:

	December 31, 2014		December 31, 2013
(In US$ millions)	Fair Value	Carrying Value	Fair Value	Carrying Value
Cash and cash equivalents	242.7	242.7	89.7	89.7
Revolving credit facility with Seadrill	—	—	125.9	125.9
Current portion of long-term debt	76.5	76.5	—	—
Current portion of long-term debt to related party	40.4	40.4	108.3	108.3
Long-term debt	3,227.4	3,227.4	—	—
Long-term portion of debt to related party	306.1	306.1	1,826.4	1,826.4
Related party loan notes	—	—	299.9	299.9
Related party deferred and contingent consideration	137.0	137.0	—	—

Financial instruments measured at fair value on a recurring basis
Financial instruments that are measured at fair value on a recurring basis:

		Fair value measurements at reporting date using
	Total fair value as at December 31, 2014	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)		(Level 1)	(Level 2)	(Level 3)
Current assets:
Derivative instruments - Interest rate swap contracts (related party)	6.0	—	6.0	—
Total assets	6.0	—	6.0	—

Current liabilities:
Derivative instruments - Interest rate swap contracts	(56.1)	—	(56.1)	—
Total liabilities	(56.1)	—	(56.1)	—

		Fair value measurements at reporting date using
	Total fair value as at December 31, 2013	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)		(Level 1)	(Level 2)	(Level 3)
Current liabilities:
Derivative instruments - Interest rate swap contracts (related party)	(42.4)	—	(42.4)	—
Total liabilities	(42.4)	—	(42.4)	—

Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
In the years ended December 31, 2014, 2013, and 2012 the Company's contract revenues were attributable to the following customers:

	2014	2013	2012
BP	41.5%	35.0%	28.9%
ExxonMobil *	26.4%	14.5%	23.6%
Tullow	17.4%	18.8%	13.9%
Chevron	14.7%	12.1%	9.4%
Total	—%	19.6%	24.2%
Total	100.0%	100.0%	100.0%
* During 2014 and 2013 the ExxonMobil drilling contract was assigned to Hibernia Management and Development Co. Ltd and Statoil Canada Ltd.